Shareholders' Equity (Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Equity [Abstract]
Options, Beginning balance	257,425	305,825	240,700
Options, Granted	240,000		137,500
Options, Exercised	(82,338)	(45,400)	(70,375)
Options, Forfeited	(2,000)	(3,000)	(2,000)
Options, Ending balance	413,087	257,425	305,825
Options, Exercisable	107,587
Weighted average exercise price, Granted	$ 15.28		$ 18.82
Weighted average exercise price, Exercised	$ 3.35	$ 3.62	$ 3.68
Weighted average exercise price, Forfeited	$ 15.28	$ 16.32	$ 3.82
Weighted average grant date fair value, Granted	$ 6.54		$ 8.69
Weighted average grant date fair value, Exercised	$ 1.81	$ 1.75	$ 1.81
Weighted average grant date fair value, Forfeited	$ 6.54	$ 7.54	$ 1.81